Document and Entity Information	May 01, 2023
Cover [Abstract]
Entity Registrant Name	GRAPHIC PACKAGING HOLDING CO
Amendment Flag	true
Entity Central Index Key	0001408075
Document Type	8-K/A
Document Period End Date	May 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-33988
Entity Tax Identification Number	26-0405422
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	GPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 1, 2023, Mr. Paul D. Carrico retired from the Board of Directors of Graphic Packaging Holding Company (the “Company”). Mr. Carrico’s retirement was in accordance with the retirement provisions set forth in the Company’s Corporate Governance Guidelines and did not result from any disagreement with the Company or its management.